STATEMENTS OF EARNINGS (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
REVENUES
Universal life and investment-type product policy fee income	$ 196	$ 152	$ 91
Premiums	4	1	1
Net investment income (loss):
Investment income (loss) from derivatives	18	(9)	13
Other investment income (loss)	42	38	37
Net investment income (loss)	60	29	50
Investment gains (losses), net:
Total other-than-temporary impairment losses	(3)	(1)	(10)
Portion of loss recognized in other comprehensive income (loss)	0	0	0
Net impairment losses recognized	(3)	(1)	(10)
Other investment gains (losses), net	(1)	0	4
Total investment gains (losses), net	(4)	(1)	(6)
Equity in earnings (loss) of AllianceBernstein	6	5	1
Other income (loss)	8	9	8
Total revenues	270	195	145
BENEFITS AND OTHER DEDUCTIONS
Policyholders’ benefits	34	39	31
Interest credited to policyholders’ account balances	69	36	39
Compensation and benefits	59	36	29
Commissions	114	121	73
Amortization of deferred policy acquisition costs and value of business acquired, net	(1)	(73)	(64)
Amortization of deferred cost of reinsurance	7	8	8
Other operating costs and expenses	77	58	39
Total benefits and other deductions	359	225	155
Earnings (loss), before income taxes	(89)	(30)	(10)
Income tax (expense) benefit	33	13	5
Net Earnings (Loss)	$ (56)	$ (17)	$ (5)